CAPITAL - Risk-Based Capital (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer-Fully Phased-In	2.50%
Banking Regulation, Total Risk-Based Capital, Excess, Actual	$ 416,000
Banking Regulation, Risk-Based Information [Abstract]
Banking Regulation, Common Equity Tier One Risk-Based Capital, Actual	$ 1,568,815	$ 1,399,420
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual	0.1173	0.1083
Banking Regulation, Common Equity Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 936,192	$ 904,626
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	0.070	0.0700
Banking Regulation, Tier One Risk-Based Capital [Abstract]
Banking Regulation, Tier One Risk-Based Capital, Actual	$ 1,613,480	$ 1,443,698
Banking Regulation, Tier One Risk-Based Capital Ratio, Actual	0.1206	0.1117
Banking Regulation, Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 1,136,805	$ 1,098,475
Banking Regulation, Tier One Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.085	0.0850
Banking Regulation, Total Capital [Abstract]
Banking Regulation, Total Capital, Actual	$ 1,820,285	$ 1,691,255
Banking Regulation, Total Risk-Based Capital Ratio, Actual	0.1361	0.1309
Banking Regulation, Total Risk-Based Capital, Capital Adequacy, Minimum	$ 1,404,289	$ 1,356,939
Banking Regulation, Total Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.1050	0.1050
Banking Regulation, Tier One Leverage Capital [Abstract]
Banking Regulation, Tier One Leverage Capital, Actual	$ 1,613,480	$ 1,443,698
Banking Regulation, Tier One Leverage Capital Ratio, Actual	0.0970	0.0889
Banking Regulation, Tier One Leverage Capital, Capital Adequacy, Minimum	$ 665,125	$ 649,636
Banking Regulation, Tier One Leverage Capital Ratio, Capital Adequacy, Minimum	0.0400	0.0400
Subsidiaries [Member]
Banking Regulation, Risk-Based Information [Abstract]
Banking Regulation, Common Equity Tier One Risk-Based Capital, Actual	$ 1,701,338	$ 1,581,328
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual	0.1273	0.1226
Banking Regulation, Common Equity Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 935,746	$ 903,244
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	0.0700	0.0700
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	$ 868,907	$ 838,726
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	6.50%	6.50%
Banking Regulation, Tier One Risk-Based Capital [Abstract]
Banking Regulation, Tier One Risk-Based Capital, Actual	$ 1,701,840	$ 1,581,900
Banking Regulation, Tier One Risk-Based Capital Ratio, Actual	0.1273	0.1226
Banking Regulation, Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 1,136,263	$ 1,096,796
Banking Regulation, Tier One Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.0850	0.0850
Tier One Risk Based Capital Required For Capital Adequacy With Buffer To Risk Weighted Assets	0.0800	0.0800
Capital Required for Capital Adequacy to Risk Weighted Assets	$ 1,069,424	$ 1,032,278
Banking Regulation, Total Capital [Abstract]
Banking Regulation, Total Capital, Actual	$ 1,743,521	$ 1,640,671
Banking Regulation, Total Risk-Based Capital Ratio, Actual	0.1304	0.1271
Banking Regulation, Total Risk-Based Capital, Capital Adequacy, Minimum	$ 1,403,619	$ 1,354,865
Banking Regulation, Total Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.1050	0.1050
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	$ 1,336,780	$ 1,290,348
Banking Regulation, Total Risk-Based Capital Ratio, Well Capitalized, Minimum	0.1000	0.1000
Banking Regulation, Tier One Leverage Capital [Abstract]
Banking Regulation, Tier One Leverage Capital, Actual	$ 1,701,840	$ 1,581,900
Banking Regulation, Tier One Leverage Capital Ratio, Actual	0.1024	0.0976
Banking Regulation, Tier One Leverage Capital, Capital Adequacy, Minimum	$ 664,781	$ 648,607
Banking Regulation, Tier One Leverage Capital Ratio, Capital Adequacy, Minimum	0.0400	0.0400
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	$ 830,976	$ 810,759
Banking Regulation, Tier One Leverage Capital Ratio, Well Capitalized, Minimum	0.0500	0.0500